UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whippoorwill Associates, Incorporated
          -------------------------------------
Address:  11 Martine Avenue, 11th Floor
          -----------------------------
          White Plains, New York 10606
          ----------------------------


Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shelley F. Greenhaus
        --------------------
Title:  President
        ---------
Phone:  914-683-1002
        ------------

Signature, Place, and Date of Signing:

Shelley F. Greenhaus          White Plains, New York             May 16, 2011
--------------------          ----------------------          -----------------
    [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        -----------
Form 13F Information Table Entry Total:        20
                                        -----------
Form 13F Information Table Value Total:   162,252
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------        --------   --------    --------   -----------------------   --------    --------         --------

                    TITLE                                                                               VOTING AUTHORITY
                     OF                   VALUE       SHRS OR    SH/   PUT/    INVESTMENT   OTHER
NAME OF ISSUER      CLASS      CUSIP      (x1000)     PRN AMT    PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----      -----      -------     -------    ---   ----    ----------  --------   ----   ------    ----
ACCURIDE CORP
NEW               COM NEW   00439T 20 6  37,275     2,683,576   SH             SOLE                  2,683,576
---------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL
INC               COM NEW   023178 20 5   2,043       729,506   SH             SOLE                    729,506
---------------------------------------------------------------------------------------------------------------------------
AMERICAN DENTAL
PARTNERS            COM     025353 10 3   4,058       511,000   SH             SOLE                    511,000
---------------------------------------------------------------------------------------------------------------------------
COOPER TIRE
& RUBR CO           COM     216831 10 7   7,287       283,000   SH             SOLE                    283,000
---------------------------------------------------------------------------------------------------------------------------
ENER1 INC         COM NEW   29267A 20 3     120        40,455   SH             SOLE                     40,455
---------------------------------------------------------------------------------------------------------------------------
ENERGY XXI          USD
(BERMUDA) LTD     UNRS SHS  G10082 14 0     831        24,368   SH             SOLE                     24,368
---------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE
& RUBR CO           COM     382550 10 1  16,232     1,083,573   SH             SOLE                  1,083,573
---------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO       COM     460146 10 3   3,803       126,011   SH             SOLE                    126,011
---------------------------------------------------------------------------------------------------------------------------
MUELLER WTR         COM
PRODS INC           SER A   624758 10 8   6,625     1,478,753   SH             SOLE                  1,478,753
---------------------------------------------------------------------------------------------------------------------------
OWENS CORNING
NEW                 COM     690742 10 1   8,383       232,928   SH             SOLE                    232,928
---------------------------------------------------------------------------------------------------------------------------
PGT INC             COM     69336V 10 1   2,046       870,750   SH             SOLE                    870,750
---------------------------------------------------------------------------------------------------------------------------
REVLON INC        CL A NEW  761525 60 9   3,531       222,495   SH             SOLE                    222,495
---------------------------------------------------------------------------------------------------------------------------
RITE AID CORP       COM     767754 10 4   6,658     6,281,054   SH             SOLE                  6,281,054
---------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY
INC                 COM     80007P 30 7  13,792     1,077,500   SH             SOLE                  1,077,500
---------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC   COM     879868 10 7   3,276       140,000   SH             SOLE                    140,000
---------------------------------------------------------------------------------------------------------------------------
TRAILER BRIDGE      COM     892782 10 3   1,919       502,444   SH             SOLE                    502,444
---------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS
OF AMERICA LLC      COM     894174 10 1   1,566       206,914   SH             SOLE                    206,914
---------------------------------------------------------------------------------------------------------------------------
U S CONCRETE
INC               COM NEW   90333L 20 1   8,490       892,783   SH             SOLE                    892,783
---------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO       COM     460146 10 3   7,799       258,400   SH    CALL     SOLE                    258,400
---------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500
ETF TR            TR UNIT   78462F 10 3  26,518       200,000   SH    PUT      SOLE                    200,000
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